Basis of preparation and going concern uncertainty (Tables)	3 Months Ended
Nov. 30, 2024
Basis of preparation and going concern uncertainty
Schedule of significant subsidiaries

		Country of	Proportion of
		incorporation	ownership held
Name of subsidiary	Principal activity	and operation	by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
EB Rental, Ltd.	Operates an electric boat rental center	United States	nil
EB Rental Ventura Corp.	Operates an electric boat rental center	United States	100%
EB Rental FL Corp.	Operates an electric boat rental center	United States	100%
EBR Palm Beach Inc.	Operates an electric boat rental center	United States	100%
Vision Marine Technologies Corp.	Operates an electric boat service center	United States	100%

Schedule of exchange rates for the currencies used in the preparation of the consolidated financial statements

			Average exchange rate for the
	Exchange rate as at:		three-month period ended
	November 30,	August 31,	November 30,	November 30,
	2024	2024	2024	2023

US dollar	1.4010	1.3491	1.3762	1.3655

Schedule of reconciliation of the effect of the adoption of the amendments to IAS 1

The following table provides a reconciliation of the effect of the adoption of the amendments to IAS 1 on the current and non-current portion of the derivative liabilities as at November 30, 2024:

	Balance prior		Balance after
	to adoption	Changes	adoption
	$	$	$
Current portion of derivative liabilities	—	366,586	366,586

Long-term portion of derivative liabilities	370,281	(366,586)	3,695

The following table provides a reconciliation of the effect of the adoption of the amendments to IAS 1 on the current and non-current portion of the derivative liabilities as at August 31, 2024:

	Balance prior		Balance after
	to adoption	Changes	adoption
	$	$	$
Current portion of derivative liabilities	—	1,964,774	1,964,774

Long-term portion of derivative liabilities	2,180,389	(1,964,774)	215,615